CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
- Product sales	$ 42,638,117	$ 52,469,229	$ 39,630,752	[1]
Total revenue	42,638,117	52,469,229	39,630,752	[1]
Cost of sales
Total cost of sales	(32,609,334)	(37,128,334)	(24,620,653)	[1]
Gross Profit	10,028,783	15,340,895	15,010,099	[1]
Operating expenses:
Selling and marketing expenses	(882,547)	(606,271)	(445,951)	[1]
Administrative and other expenses	(2,996,579)	(2,662,595)	(1,857,785)	[1]
Total operating expenses	(3,879,126)	(3,268,866)	(2,303,736)	[1]
Operating income	6,149,657	12,072,029	12,706,363	[1]
Other income and (expense):
Other income	446,823	354,439	95,237	[1]
Interest expenses	(966,800)	(676,029)	(381,564)	[1]
Total other expense	(519,977)	(321,590)	(286,327)	[1]
Income before income taxes	5,629,680	11,750,439	12,420,036	[1]
Income tax expense	(1,140,923)	(1,796,731)	(1,798,009)	[1]
Net income before allocation of non-controlling interest	4,488,757	9,953,708	10,622,027	[1],[2]
Net income/( loss) attributable to non-controlling interest	16,753	(5,057)	0	[1],[2]
Net income attributable to common stockholders	4,505,510	9,948,651	10,622,027	[1],[2]
Earnings per share
- Basic (in dollars per share)	$ 0.16	$ 0.42	$ 0.65	[1]
- Diluted (in dollars per share)	$ 0.16	$ 0.36	$ 0.39	[1]
Weighted average common shares outstanding
- Basic (in shares)	27,780,000	23,731,700	16,419,955	[1]
- Diluted (in shares)	27,780,000	27,596,956	26,877,150	[1]
Third Parties [Member]
Revenue
- Product sales	42,638,117	51,693,735	35,973,392	[1]
Cost of sales
- Cost of sales	(32,609,334)	(37,074,574)	(23,411,057)	[1]
Licensing Technology [Member]
Revenue
- Product sales	0	775,494	2,234,237	[1]
Cost of sales
- Cost of sales	0	(53,760)	(233,109)	[1]
Related Parties [Member]
Revenue
- Product sales	0	0	1,423,123	[1]
Cost of sales
- Cost of sales	$ 0	$ 0	$ (976,487)	[1]

[1]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").
[2]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").